Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
ATI, Inc.(1)	33	$ 3,787
General Electric Co.	69,217	21,320,913
Moog, Inc., Class A	2,348	571,855
		$ 21,896,555
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	20,222	$ 3,250,889
Expeditors International of Washington, Inc.	15,088	2,248,263
FedEx Corp.	31,658	9,144,730
GXO Logistics, Inc.(1)	3,417	179,871
United Parcel Service, Inc., Class B	103,954	10,311,197
		$25,134,950
Automobile Components — 0.4%
Aptiv PLC(1)	37,026	$2,817,308
Autoliv, Inc.	13,388	1,589,156
BorgWarner, Inc.	32,706	1,473,732
Lear Corp.	9,928	1,137,749
		$7,017,945
Automobiles — 1.0%
Ford Motor Co.	599,121	$7,860,467
General Motors Co.	130,908	10,645,439
		$18,505,906
Banks — 14.2%
Bank of America Corp.	781,739	$42,995,645
Bank OZK	17,688	814,002
BOK Financial Corp.	3,981	471,589
Cadence Bank	29,752	1,274,576
Citigroup, Inc.	205,354	23,962,758
Citizens Financial Group, Inc.	71,832	4,195,707
Columbia Banking System, Inc.	51,944	1,451,835
Comerica, Inc.	20,611	1,791,714
Commerce Bancshares, Inc.	24,648	1,290,076
Cullen/Frost Bankers, Inc.	10,467	1,325,436
East West Bancorp, Inc.	23,334	2,622,508
F.N.B. Corp.	54,917	939,081
Fifth Third Bancorp	113,229	5,300,250
First Citizens Bancshares, Inc., Class A	1,155	2,478,838
First Financial Bankshares, Inc.	17,632	526,668
First Horizon Corp.	89,454	2,137,951
Flagstar Bank NA	12,000	151,080
Glacier Bancorp, Inc.	20,431	899,986
Hancock Whitney Corp.	15,296	974,049
Home BancShares, Inc.	31,313	869,875
Huntington Bancshares, Inc.	272,252	4,723,572
JPMorgan Chase & Co.	221,824	71,476,129
Security	Shares	Value
Banks (continued)
KeyCorp	157,516	$ 3,251,130
M&T Bank Corp.	26,273	5,293,484
Old National Bancorp	57,162	1,275,284
Pinnacle Financial Partners, Inc.	10,190	972,228
PNC Financial Services Group, Inc.	53,633	11,194,816
Popular, Inc.	10,719	1,334,730
Regions Financial Corp.	149,329	4,046,816
SouthState Bank Corp.	16,431	1,546,321
Synovus Financial Corp.	24,473	1,224,874
Truist Financial Corp.	184,922	9,100,012
U.S. Bancorp	212,915	11,361,144
UMB Financial Corp.	11,592	1,333,544
United Bankshares, Inc.	25,113	964,339
Valley National Bancorp(2)	87,636	1,023,589
Webster Financial Corp.	26,846	1,689,687
Wells Fargo & Co.	346,312	32,276,278
Western Alliance Bancorp	18,885	1,587,662
Wintrust Financial Corp.	10,652	1,489,363
Zions Bancorp NA	25,196	1,474,974
		$265,113,600
Beverages — 1.9%
Coca-Cola Co.	172,950	$12,090,934
Keurig Dr. Pepper, Inc.	144,054	4,034,953
PepsiCo, Inc.	136,321	19,564,790
Primo Brands Corp., Class A	17,912	292,861
		$35,983,538
Biotechnology — 2.7%
Alkermes PLC(1)	9,282	$259,710
Amgen, Inc.	19,435	6,361,270
Biogen, Inc.(1)	24,866	4,376,167
Exact Sciences Corp.(1)	1,931	196,112
Gilead Sciences, Inc.	113,318	13,908,651
Insmed, Inc.(1)	17,007	2,959,898
Ionis Pharmaceuticals, Inc.(1)	15,236	1,205,320
Madrigal Pharmaceuticals, Inc.(1)	3,202	1,864,653
Moderna, Inc.(1)	61,816	1,822,954
Natera, Inc.(1)	10,565	2,420,336
Regeneron Pharmaceuticals, Inc.	13,681	10,559,954
Revolution Medicines, Inc.(1)	28,866	2,299,177
Roivant Sciences Ltd.(1)	69,817	1,515,029
United Therapeutics Corp.(1)	1,360	662,660
		$50,411,891
Broadline Retail — 0.1%
eBay, Inc.	25,404	$2,212,688
		$2,212,688

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Building Products — 1.3%
A.O. Smith Corp.	12,930	$ 864,758
Advanced Drainage Systems, Inc.	4,505	652,459
Allegion PLC	2,396	381,491
Builders FirstSource, Inc.(1)	12,080	1,242,911
Carlisle Cos., Inc.	9,339	2,987,173
Carrier Global Corp.	129,620	6,849,121
Fortune Brands Innovations, Inc.	13,814	690,976
Johnson Controls International PLC	62,316	7,462,341
Masco Corp.	13,059	828,724
Simpson Manufacturing Co., Inc.	2,190	353,619
UFP Industries, Inc.	7,312	665,758
Zurn Elkay Water Solutions Corp., Class C	9,865	458,624
		$23,437,955
Capital Markets — 7.0%
Affiliated Managers Group, Inc.	3,737	$1,077,302
Ameriprise Financial, Inc.	8,838	4,333,625
Bank of New York Mellon Corp.	67,284	7,811,000
Blackrock, Inc.	13,516	14,466,715
Blackstone, Inc.	51,570	7,949,000
Carlyle Group, Inc.	45,490	2,688,914
Cboe Global Markets, Inc.	731	183,481
Charles Schwab Corp.	94,883	9,479,761
CME Group, Inc.	33,393	9,118,960
Coinbase Global, Inc., Class A(1)	20,466	4,628,181
Evercore, Inc., Class A	3,355	1,141,539
Franklin Resources, Inc.	49,943	1,193,138
Goldman Sachs Group, Inc.	32,395	28,475,205
Houlihan Lokey, Inc.	2,250	391,928
Intercontinental Exchange, Inc.	43,040	6,970,758
Invesco Ltd.	76,694	2,014,751
Janus Henderson Group PLC	20,642	981,940
Jefferies Financial Group, Inc.	27,025	1,674,739
KKR & Co., Inc.	11,550	1,472,394
Nasdaq, Inc.	20,828	2,023,024
Northern Trust Corp.	32,009	4,372,109
PJT Partners, Inc., Class A	500	83,600
Raymond James Financial, Inc.	30,874	4,958,056
State Street Corp.	48,488	6,255,437
Stifel Financial Corp.	17,353	2,172,943
T. Rowe Price Group, Inc.	37,532	3,842,526
TPG, Inc.	7,552	482,120
Virtu Financial, Inc., Class A	14,673	488,904
		$130,732,050
Chemicals — 1.2%
Air Products and Chemicals, Inc.	3,895	$962,143
Axalta Coating Systems Ltd.(1)	38,750	1,252,012
Balchem Corp.	19	2,914
Celanese Corp.	17,662	746,749
Security	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	23,185	$ 1,479,899
Ecolab, Inc.	692	181,664
Element Solutions, Inc.	47,163	1,178,603
FMC Corp.	23,431	324,988
International Flavors & Fragrances, Inc.	35,675	2,404,138
Linde PLC	14,346	6,116,991
Mosaic Co.	65,373	1,574,836
PPG Industries, Inc.	39,992	4,097,580
RPM International, Inc.	14,066	1,462,864
		$21,785,381
Commercial Services & Supplies — 0.1%
Clean Harbors, Inc.(1)	867	$203,294
Republic Services, Inc.	777	164,670
Waste Management, Inc.	3,773	828,966
		$1,196,930
Communications Equipment — 0.7%
Cisco Systems, Inc.	166,676	$12,839,052
Lumentum Holdings, Inc.(1)(2)	2,078	765,930
		$13,604,982
Construction & Engineering — 0.1%
AECOM	13,195	$1,257,879
Valmont Industries, Inc.	2,472	994,535
		$2,252,414
Construction Materials — 0.6%
CRH PLC	69,920	$8,726,016
Knife River Corp.(1)	2,000	140,700
Vulcan Materials Co.	4,990	1,423,248
		$10,289,964
Consumer Finance — 2.1%
Ally Financial, Inc.	53,392	$2,418,124
American Express Co.	22,297	8,248,775
Capital One Financial Corp.	75,192	18,223,533
Credit Acceptance Corp.(1)(2)	445	197,340
FirstCash Holdings, Inc.	1,891	301,387
OneMain Holdings, Inc.	20,217	1,365,658
SLM Corp.	28,070	759,574
SoFi Technologies, Inc.(1)	79,254	2,074,870
Synchrony Financial	62,018	5,174,162
		$38,763,423
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	62,150	$1,067,115
BJ's Wholesale Club Holdings, Inc.(1)	10,294	926,769
Casey's General Stores, Inc.	2,104	1,162,902
Dollar General Corp.	28,707	3,811,428

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Kroger Co.	105,788	$ 6,609,634
Maplebear, Inc.(1)	6,759	304,020
Performance Food Group Co.(1)	19,115	1,718,821
Sysco Corp.	80,265	5,914,728
Target Corp.	58,522	5,720,525
U.S. Foods Holding Corp.(1)	18,834	1,418,577
Walmart, Inc.	151,102	16,834,274
		$ 45,488,793
Containers & Packaging — 1.3%
Amcor PLC(2)	463,130	$3,862,504
AptarGroup, Inc.	5,050	615,898
Avery Dennison Corp.	11,938	2,171,283
Ball Corp.	38,842	2,057,461
Crown Holdings, Inc.	19,476	2,005,444
Graphic Packaging Holding Co.	56,990	858,269
International Paper Co.	101,756	4,008,169
Packaging Corp. of America	14,040	2,895,469
Sealed Air Corp.	27,853	1,153,950
Silgan Holdings, Inc.(2)	19,023	767,959
Smurfit WestRock PLC	74,744	2,890,350
		$23,286,756
Distributors — 0.2%
Genuine Parts Co.	17,531	$2,155,612
LKQ Corp.	35,438	1,070,227
Pool Corp.	1,829	418,384
		$3,644,223
Diversified Consumer Services — 0.1%
ADT, Inc.	66,556	$537,107
Adtalem Global Education, Inc.(1)	1,483	153,446
H&R Block, Inc.	5,118	223,042
Service Corp. International	18,116	1,412,505
		$2,326,100
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	33,957	$1,007,165
W.P. Carey, Inc.	36,959	2,378,681
		$3,385,846
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	815,523	$20,257,592
Verizon Communications, Inc.	489,451	19,935,339
		$40,192,931
Electric Utilities — 2.2%
Alliant Energy Corp.	44,080	$2,865,641
Evergy, Inc.	39,027	2,829,067
Eversource Energy	64,338	4,331,878
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	161,053	$ 7,020,300
IDACORP, Inc.	9,429	1,193,334
NextEra Energy, Inc.	143,806	11,544,746
NRG Energy, Inc.	22,006	3,504,236
Portland General Electric Co.	19,163	919,632
TXNM Energy, Inc.	15,247	897,743
Xcel Energy, Inc.	92,027	6,797,114
		$ 41,903,691
Electrical Equipment — 0.7%
Acuity, Inc.	1,315	$473,452
AMETEK, Inc.	5,468	1,122,635
Emerson Electric Co.	55,678	7,389,584
Hubbell, Inc.	1,261	560,023
nVent Electric PLC	23,094	2,354,895
Regal Rexnord Corp.	6,759	948,423
Rockwell Automation, Inc.	1,581	615,120
		$13,464,132
Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc.(1)	6,337	$698,211
CDW Corp.	12,480	1,699,776
Cognex Corp.	16,699	600,830
Coherent Corp.(1)	11,913	2,198,783
Flex Ltd.(1)	54,062	3,266,426
Itron, Inc.(1)	5,319	493,922
Jabil, Inc.	135	30,783
Littelfuse, Inc.	2,074	524,556
Ralliant Corp.	5,941	302,456
TD SYNNEX Corp.	9,722	1,460,536
Teledyne Technologies, Inc.(1)	4,067	2,077,139
Trimble, Inc.(1)	29,411	2,304,352
Vontier Corp.	15,802	587,518
Zebra Technologies Corp., Class A(1)	3,101	752,985
		$16,998,273
Energy Equipment & Services — 0.4%
Baker Hughes Co.	149,302	$6,799,213
		$6,799,213
Entertainment — 1.8%
Roku, Inc.(1)	8,037	$871,934
Take-Two Interactive Software, Inc.(1)	17,248	4,416,006
Walt Disney Co.	145,282	16,528,733
Warner Bros. Discovery, Inc.(1)	405,721	11,692,879
Warner Music Group Corp., Class A	9,495	291,212
		$33,800,764
Financial Services — 0.6%
Corebridge Financial, Inc.	27,071	$816,732

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Financial Services (continued)
Equitable Holdings, Inc.	40,881	$ 1,947,980
Essent Group Ltd.	14,861	966,113
Euronet Worldwide, Inc.(1)	1,307	99,476
Jack Henry & Associates, Inc.	108	19,708
Jackson Financial, Inc., Class A	426	45,433
MGIC Investment Corp.	38,801	1,133,765
PayPal Holdings, Inc.	85,718	5,004,217
PennyMac Financial Services, Inc.	4,520	595,917
Voya Financial, Inc.	17,086	1,272,736
		$11,902,077
Food Products — 1.6%
Bunge Global SA	23,375	$2,082,245
Campbell's Co.	34,577	963,661
Conagra Brands, Inc.	83,540	1,446,077
Darling Ingredients, Inc.(1)	26,281	946,116
General Mills, Inc.	91,435	4,251,727
Hershey Co.	14,021	2,551,542
Hormel Foods Corp.	51,060	1,210,122
Ingredion, Inc.	10,469	1,154,312
J.M. Smucker Co.	9,927	970,960
Kraft Heinz Co.	147,896	3,586,478
Lamb Weston Holdings, Inc.	6,116	256,199
McCormick & Co., Inc.	37,453	2,550,924
Mondelez International, Inc., Class A	136,282	7,336,060
Pilgrim's Pride Corp.	7,195	280,533
Post Holdings, Inc.(1)	8,590	850,840
		$30,437,796
Gas Utilities — 0.1%
Southwest Gas Holdings, Inc.	11,275	$902,225
UGI Corp.	40,164	1,503,339
		$2,405,564
Ground Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	11,325	$2,200,900
Knight-Swift Transportation Holdings, Inc.	29,101	1,521,400
Landstar System, Inc.	3,856	554,107
Ryder System, Inc.	6,472	1,238,676
Saia, Inc.(1)	1,194	389,865
Union Pacific Corp.	43,643	10,095,499
XPO, Inc.(1)	12,891	1,752,016
		$17,752,463
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	118,553	$14,853,505
Align Technology, Inc.(1)	200	31,230
Baxter International, Inc.	73,595	1,406,400
Becton Dickinson & Co.	20,169	3,914,198
Cooper Cos., Inc.(1)	12,771	1,046,711
Security	Shares	Value
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	71,081	$ 5,830,064
Glaukos Corp.(1)	9,128	1,030,642
Hologic, Inc.(1)	10,479	780,581
Medtronic PLC	142,284	13,667,801
STERIS PLC	130	32,958
Zimmer Biomet Holdings, Inc.	21,268	1,912,419
		$ 44,506,509
Health Care Providers & Services — 4.8%
Centene Corp.(1)	81,682	$3,361,214
Cigna Group	36,298	9,990,299
CVS Health Corp.	161,389	12,807,831
DaVita, Inc.(1)	5,374	610,540
Elevance Health, Inc.	30,203	10,587,662
Encompass Health Corp.	9,216	978,186
Ensign Group, Inc.	453	78,913
Guardant Health, Inc.(1)	2,145	219,090
HCA Healthcare, Inc.	7,750	3,618,165
Henry Schein, Inc.(1)	18,425	1,392,562
Humana, Inc.	20,451	5,238,115
Labcorp Holdings, Inc.	9,291	2,330,926
Molina Healthcare, Inc.(1)	9,142	1,586,503
Option Care Health, Inc.(1)	10,219	325,577
Quest Diagnostics, Inc.	17,540	3,043,716
UnitedHealth Group, Inc.	99,150	32,730,406
		$88,899,705
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	31,890	$1,560,697
American Healthcare REIT, Inc.	21,046	990,425
CareTrust REIT, Inc.	16,883	610,489
Healthcare Realty Trust, Inc.	58,815	996,914
Healthpeak Properties, Inc.	117,355	1,887,068
Omega Healthcare Investors, Inc.	53,996	2,394,183
Ventas, Inc.	28,550	2,209,199
		$10,648,975
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	115,106	$2,040,829
Ryman Hospitality Properties, Inc.	7,608	719,869
		$2,760,698
Hotels, Restaurants & Leisure — 0.6%
Aramark	36,276	$1,337,133
Brinker International, Inc.(1)	1,000	143,520
Darden Restaurants, Inc.	9,271	1,706,050
Life Time Group Holdings, Inc.(1)	7,000	186,060
Starbucks Corp.	68,611	5,777,732
Vail Resorts, Inc.(2)	5,416	719,245

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	7,922	$ 598,586
		$ 10,468,326
Household Durables — 1.0%
D.R. Horton, Inc.	42,399	$ 6,106,728
Lennar Corp., Class A	40,673	4,181,184
Mohawk Industries, Inc.(1)	6,439	703,783
PulteGroup, Inc.	33,879	3,972,652
Somnigroup International, Inc.(2)	2,460	219,629
Taylor Morrison Home Corp.(1)	17,211	1,013,212
Toll Brothers, Inc.	16,688	2,256,551
TopBuild Corp.(1)	1,959	817,275
		$19,271,014
Household Products — 1.2%
Church & Dwight Co., Inc.	5,190	$435,181
Clorox Co.	14,182	1,429,971
Colgate-Palmolive Co.	7,052	557,249
Kimberly-Clark Corp.	27,539	2,778,410
Procter & Gamble Co.	114,834	16,456,861
		$21,657,672
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	118,824	$1,703,936
Brookfield Renewable Corp.(2)	8,789	336,970
Clearway Energy, Inc., Class C	11,194	372,313
		$2,413,219
Industrial REITs — 1.2%
Americold Realty Trust, Inc.(2)	55,915	$719,067
EastGroup Properties, Inc.	6,461	1,150,963
First Industrial Realty Trust, Inc.	17,681	1,012,591
Lineage, Inc.	6,271	219,485
Prologis, Inc.	114,306	14,592,304
Rexford Industrial Realty, Inc.	39,252	1,519,837
STAG Industrial, Inc.	34,850	1,281,086
Terreno Realty Corp.	17,709	1,039,695
		$21,535,028
Insurance — 4.9%
Aflac, Inc.	71,516	$7,886,069
American Financial Group, Inc.	12,097	1,653,418
American International Group, Inc.	89,646	7,669,215
Arch Capital Group Ltd.(1)	53,487	5,130,473
Assurant, Inc.	8,699	2,095,154
Axis Capital Holdings Ltd.	12,543	1,343,230
Cincinnati Financial Corp.	26,817	4,379,752
Everest Group Ltd.	6,950	2,358,482
First American Financial Corp.	17,210	1,057,382
Hanover Insurance Group, Inc.	5,567	1,017,481
Security	Shares	Value
Insurance (continued)
Hartford Insurance Group, Inc.	47,422	$ 6,534,752
Markel Group, Inc.(1)	2,161	4,645,394
Marsh & McLennan Cos., Inc.	15,898	2,949,397
MetLife, Inc.	91,633	7,233,509
Old Republic International Corp.	37,304	1,702,555
Primerica, Inc.	3,036	784,381
Principal Financial Group, Inc.	38,340	3,381,971
Progressive Corp.	15,346	3,494,591
Prudential Financial, Inc.	59,123	6,673,804
Reinsurance Group of America, Inc.	11,054	2,249,047
RenaissanceRe Holdings Ltd.	7,379	2,074,680
RLI Corp.	2,884	184,518
Travelers Cos., Inc.	31,695	9,193,452
Unum Group	28,345	2,196,738
W.R. Berkley Corp.	34,565	2,423,698
Willis Towers Watson PLC	1,909	627,297
		$90,940,440
Interactive Media & Services — 0.0%†
Snap, Inc., Class A(1)	107,693	$869,083
		$869,083
IT Services — 1.3%
Accenture PLC, Class A	19,407	$5,206,898
Akamai Technologies, Inc.(1)	3,557	310,348
Amdocs Ltd.	10,366	834,567
Cognizant Technology Solutions Corp., Class A	53,607	4,449,381
EPAM Systems, Inc.(1)	1,773	363,252
International Business Machines Corp.	40,167	11,897,867
Kyndryl Holdings, Inc.(1)	24,066	639,193
Twilio, Inc., Class A(1)	2,919	415,199
		$24,116,705
Leisure Products — 0.1%
Hasbro, Inc.	16,551	$1,357,182
Mattel, Inc.(1)	45,132	895,419
		$2,252,601
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	2,225	$302,756
Avantor, Inc.(1)	119,591	1,370,513
Bio-Rad Laboratories, Inc., Class A(1)	3,477	1,053,496
Charles River Laboratories International, Inc.(1)	3,707	739,473
Danaher Corp.	45,473	10,409,679
Illumina, Inc.(1)	25,541	3,349,958
IQVIA Holdings, Inc.(1)	14,208	3,202,625
Repligen Corp.(1)	4,129	676,578
Revvity, Inc.	15,259	1,476,308
Thermo Fisher Scientific, Inc.	23,314	13,509,297
		$36,090,683

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 3.8%
AGCO Corp.	3,953	$ 412,377
Allison Transmission Holdings, Inc.	6,518	638,112
Caterpillar, Inc.	22,049	12,631,211
CNH Industrial NV	167,802	1,547,134
Cummins, Inc.	14,704	7,505,657
Deere & Co.	19,081	8,883,541
Donaldson Co., Inc.	4,908	435,143
Dover Corp.	26,576	5,188,698
ESAB Corp.	2,285	255,280
Flowserve Corp.	12,597	873,980
Fortive Corp.	17,825	984,118
Gates Industrial Corp. PLC(1)	35,947	771,782
IDEX Corp.	5,632	1,002,158
Illinois Tool Works, Inc.	4,855	1,195,786
ITT, Inc.	1,307	226,778
JBT Marel Corp.	5,267	793,579
Lincoln Electric Holdings, Inc.	1,066	255,456
Middleby Corp.(1)	7,237	1,075,925
Mueller Industries, Inc.	8,985	1,031,478
Nordson Corp.	3,451	829,724
Oshkosh Corp.	12,151	1,526,530
Otis Worldwide Corp.	9,598	838,385
PACCAR, Inc.	70,555	7,726,478
Parker-Hannifin Corp.	3,506	3,081,634
Pentair PLC	10,297	1,072,330
Snap-on, Inc.	7,898	2,721,651
Stanley Black & Decker, Inc.	29,477	2,189,552
Timken Co.	11,530	970,019
Toro Co.	12,406	976,600
Watts Water Technologies, Inc., Class A	42	11,593
Westinghouse Air Brake Technologies Corp.	985	210,248
Xylem, Inc.	18,132	2,469,216
		$70,332,153
Media — 1.3%
Charter Communications, Inc., Class A(1)	13,086	$2,731,702
Comcast Corp., Class A	465,255	13,906,472
Liberty Broadband Corp., Class C(1)	20,356	989,302
New York Times Co., Class A	842	58,452
Nexstar Media Group, Inc.	4,929	1,000,833
Omnicom Group, Inc.	55,032	4,443,834
Paramount Skydance Corp., Class B	57,567	771,398
Sirius XM Holdings, Inc.	36,863	737,076
		$24,639,069
Metals & Mining — 0.8%
Nucor Corp.	39,742	$6,482,318
Reliance, Inc.	14,473	4,180,815
Steel Dynamics, Inc.	28,628	4,851,015
		$15,514,148
Security	Shares	Value
Mortgage REITs — 0.2%
AGNC Investment Corp.(2)	151,605	$ 1,625,205
Annaly Capital Management, Inc.	32,324	722,765
Rithm Capital Corp.	89,890	979,801
Starwood Property Trust, Inc.(2)	54,964	989,902
		$ 4,317,673
Multi-Utilities — 2.8%
Ameren Corp.	46,867	$ 4,680,139
CMS Energy Corp.	52,480	3,669,926
Consolidated Edison, Inc.	63,688	6,325,492
Dominion Energy, Inc.	129,220	7,571,000
DTE Energy Co.	37,316	4,813,018
NiSource, Inc.	82,655	3,451,673
Public Service Enterprise Group, Inc.	82,075	6,590,622
Sempra	94,508	8,344,111
WEC Energy Group, Inc.	57,047	6,016,177
		$51,462,158
Office REITs — 0.3%
BXP, Inc.(2)	27,509	$1,856,307
COPT Defense Properties	21,476	597,033
Cousins Properties, Inc.	31,419	809,982
Kilroy Realty Corp.(2)	21,181	791,534
Vornado Realty Trust	31,580	1,050,982
		$5,105,838
Oil, Gas & Consumable Fuels — 0.3%
CNX Resources Corp.(1)	1,500	$55,155
Occidental Petroleum Corp.	136,363	5,607,247
		$5,662,402
Paper & Forest Products — 0.0%†
Louisiana-Pacific Corp.	7,125	$575,415
		$575,415
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	18,495	$930,299
American Airlines Group, Inc.(1)	120,350	1,844,965
Delta Air Lines, Inc.	109,145	7,574,663
Joby Aviation, Inc.(1)(2)	37,212	491,198
		$10,841,125
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	12,468	$1,305,649
Kenvue, Inc.	42,498	733,090
		$2,038,739
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	260,054	$14,027,313
Elanco Animal Health, Inc.(1)	88,973	2,013,459

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(1)	9,386	$ 1,595,620
Merck & Co., Inc.	274,739	28,919,027
Pfizer, Inc.	674,111	16,785,364
Royalty Pharma PLC, Class A	65,985	2,549,660
		$ 65,890,443
Professional Services — 0.5%
Automatic Data Processing, Inc.	11,038	$ 2,839,305
Booz Allen Hamilton Holding Corp.	13,351	1,126,290
Broadridge Financial Solutions, Inc.	472	105,336
FTI Consulting, Inc.(1)	2,804	479,007
Genpact Ltd.	20,346	951,786
Parsons Corp.(1)	2,000	123,600
Paychex, Inc.	5,980	670,837
Robert Half, Inc.	16,161	438,933
Science Applications International Corp.	7,780	783,135
SS&C Technologies Holdings, Inc.	11,381	994,927
		$8,513,156
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(1)	7,162	$1,151,578
Jones Lang LaSalle, Inc.(1)	8,313	2,797,075
Zillow Group, Inc., Class C(1)	25,334	1,728,286
		$5,676,939
Residential REITs — 1.0%
AvalonBay Communities, Inc.	25,156	$4,561,034
Camden Property Trust	12,206	1,343,636
Equity LifeStyle Properties, Inc.	17,403	1,054,796
Equity Residential	65,654	4,138,828
Essex Property Trust, Inc.	8,960	2,344,653
Invitation Homes, Inc.	29,754	826,864
Mid-America Apartment Communities, Inc.	17,966	2,495,657
UDR, Inc.	31,338	1,149,478
		$17,914,946
Retail REITs — 1.3%
Brixmor Property Group, Inc.	56,909	$1,492,154
Federal Realty Investment Trust	15,951	1,607,861
Kimco Realty Corp.	113,050	2,291,524
NNN REIT, Inc.	34,915	1,383,681
Phillips Edison & Co., Inc.	19,746	702,365
Realty Income Corp.	137,808	7,768,237
Regency Centers Corp.	28,765	1,985,648
Simon Property Group, Inc.	41,190	7,624,681
		$24,856,151
Semiconductors & Semiconductor Equipment — 4.1%
Allegro MicroSystems, Inc.(1)	3,750	$98,925
Analog Devices, Inc.	9,089	2,464,937
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc.(1)	3,430	$ 406,455
Entegris, Inc.	10,654	897,599
Intel Corp.(1)	493,343	18,204,357
Marvell Technology, Inc.	47,622	4,046,917
Microchip Technology, Inc.	50,181	3,197,533
Micron Technology, Inc.	76,483	21,829,013
MKS, Inc.	10,482	1,675,024
ON Semiconductor Corp.(1)	4,653	251,960
QUALCOMM, Inc.	63,206	10,811,386
Skyworks Solutions, Inc.	20,957	1,328,883
Teradyne, Inc.	6,219	1,203,750
Texas Instruments, Inc.	57,891	10,043,510
Universal Display Corp.	900	105,102
		$76,565,351
Software — 0.1%
ACI Worldwide, Inc.(1)	8,570	$409,732
Confluent, Inc., Class A(1)	4,153	125,587
Dolby Laboratories, Inc., Class A	3,633	233,311
Q2 Holdings, Inc.(1)	2,091	150,887
Roper Technologies, Inc.	2,073	922,754
Varonis Systems, Inc.(1)	5,374	176,267
		$2,018,538
Specialized REITs — 1.4%
American Tower Corp.	25,135	$4,412,952
Crown Castle, Inc.	23,299	2,070,582
CubeSmart	38,273	1,379,742
Digital Realty Trust, Inc.	37,560	5,810,908
Equinix, Inc.	1,275	976,854
Extra Space Storage, Inc.	32,160	4,187,875
Lamar Advertising Co., Class A	10,643	1,347,191
National Storage Affiliates Trust	7,771	219,220
Public Storage	13,341	3,461,989
SBA Communications Corp.	3,339	645,863
Weyerhaeuser Co.	93,418	2,213,072
		$26,726,248
Specialty Retail — 1.9%
AutoNation, Inc.(1)	3,905	$806,305
Bath & Body Works, Inc.	29,490	592,159
Best Buy Co., Inc.	25,130	1,681,951
Boot Barn Holdings, Inc.(1)	1,000	176,470
Burlington Stores, Inc.(1)	1,906	550,548
CarMax, Inc.(1)	21,155	817,429
Carvana Co.(1)	816	344,368
Dick's Sporting Goods, Inc.	8,099	1,603,359
Five Below, Inc.(1)	3,786	713,131
Floor & Decor Holdings, Inc., Class A(1)	7,197	438,225
GameStop Corp., Class A(1)	22,991	461,659
Gap, Inc.	34,165	874,624

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
Group 1 Automotive, Inc.	1,694	$ 666,250
Home Depot, Inc.	32,683	11,246,220
Lithia Motors, Inc., Class A	2,946	979,044
Lowe's Cos., Inc.	34,508	8,321,949
Penske Automotive Group, Inc.	2,304	364,700
Ross Stores, Inc.	8,689	1,565,237
Tractor Supply Co.	25,161	1,258,302
Urban Outfitters, Inc.(1)	6,362	478,804
Wayfair, Inc., Class A(1)	12,979	1,303,222
Williams-Sonoma, Inc.	686	122,513
		$35,366,469
Technology Hardware, Storage & Peripherals — 1.9%
Dell Technologies, Inc., Class C	24,315	$3,060,772
Hewlett Packard Enterprise Co.	190,601	4,578,236
HP, Inc.	134,516	2,997,017
NetApp, Inc.	19,774	2,117,598
Sandisk Corp.(1)	20,532	4,873,886
Seagate Technology Holdings PLC	31,265	8,610,068
Western Digital Corp.	49,822	8,582,836
		$34,820,413
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.(1)	5,548	$474,465
NIKE, Inc., Class B	104,653	6,667,443
Ralph Lauren Corp.	1,037	366,694
Tapestry, Inc.	8,998	1,149,674
VF Corp.	43,075	778,796
		$9,437,072
Trading Companies & Distributors — 0.6%
Air Lease Corp.	19,687	$1,264,496
Applied Industrial Technologies, Inc.	1,422	365,127
Core & Main, Inc., Class A(1)	9,233	479,839
Ferguson Enterprises, Inc.	9,026	2,009,458
GATX Corp.	5,420	919,232
QXO, Inc.(1)(2)	71,668	1,382,476
SiteOne Landscape Supply, Inc.(1)	2,131	265,437
United Rentals, Inc.	1,354	1,095,819
Watsco, Inc.(2)	3,688	1,242,672
WESCO International, Inc.	6,385	1,562,027
		$10,586,583
Water Utilities — 0.3%
American Water Works Co., Inc.	29,139	$3,802,639
Essential Utilities, Inc.	51,691	1,982,867
		$5,785,506
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	20,300	$ 4,121,712
		$ 4,121,712
Total Common Stocks (identified cost $1,382,723,803)		$1,857,327,699

Miscellaneous — 0.0%

Security	Shares	Value
Software — 0.0%
Pivotal Software, Inc., Escrow Certificates(1)(2)(3)	4,878	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.5%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(4)	5,989,447	$ 5,989,447
Total Affiliated Fund (identified cost $5,989,447)		$ 5,989,447
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)	3,958,240	$ 3,958,240
Total Securities Lending Collateral (identified cost $3,958,240)		$ 3,958,240
Total Short-Term Investments (identified cost $9,947,687)		$ 9,947,687
Total Investments — 100.1% (identified cost $1,392,671,490)		$1,867,275,386
Other Assets, Less Liabilities — (0.1)%		$ (1,931,154)
Net Assets — 100.0%		$1,865,344,232

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.

Calvert
US Large-Cap Value Responsible Index Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $11,074,106 and the total market value of the collateral received by the Fund was $11,603,735, comprised of cash of $3,958,240 and U.S. government and/or agencies securities of $7,645,495.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $5,989,447, which represents 0.3% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,910,873	$100,201,422	$(100,122,848)	$ —	$ —	$5,989,447	$30,749	5,989,447

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,857,327,699(2)	$ —	$ —	$1,857,327,699
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	5,989,447	—	—	5,989,447
Securities Lending Collateral	3,958,240	—	—	3,958,240
Total Investments	$1,867,275,386	$ —	$0	$1,867,275,386

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.